Stoecklein Law Group, LLP

Practice Limited to Federal Securities

Columbia Center	Telephone: (619) 704-1310
401 West A Street	Facsimile: (619) 704-1325
Suite 1150	Email: djs@slgseclaw.com
San Diego, California 92101	Web: www.slgseclaw.com

January 14, 2015

Mark P. Shuman
Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549

Re:          Nuvola, Inc.
Registration Statement on Form S-1
Filed November 3, 2014
File No. 333-199794

Dear Mr. Shuman,

This correspondence is in response to your letter dated November 26, 2014 in reference to our filing of the Registration Statement on Form S-1 filed on November 3, 2014 on behalf of Nuvola, Inc. (the “Company”), your file number 333-199794.

We have keyed our responses to your comment items in their original numeric order. In addition to the revisions made to the Form S-1 pursuant to your comments we revised the Form S-1 to make it clear that the distribution of the spin-off shares were issued and distributed on November 24, 2014 with restriction pending the S-1 being declared effective. The decision to issue restricted stock pending effectiveness of the S-1 was as a result of FINRA suggesting to the Company to do it that way.

General

1. In response to prior comment 1, you indicate that you seek to register the spin-off transaction; however, the prospectus states that it will be used for resales of the shares the holders of Bollente will obtain in the spin-off distribution and refers to a resale sale price of $.001 per share. Please revise throughout to clarify that the registered transaction is the offer and sale of Nuvola shares by Bollente to its shareholders for no consideration. Sections of the filing you should revise significantly to respond to this comment include the Cover Page, Use of Proceeds, Selling Stockholders and Plan of Distribution.

Response:  The Company has substantially revised throughout its S-1 filing to clarify that that the registered transaction is the offer and sale of Nuvola shares by Bollente to its shareholders for no consideration.

Nuvola, Inc.
January 14, 2015
Page

2. Be advised that affiliates of Nuvola will not be able to resale their shares unless the resales are registered or those resales are conducted in accordance with Rule 144. If you also wish to register resales by holders of such “control securities,” identify those persons in the Selling Stockholders section and provide disclosure responsive to Item 507 of Regulation S-K with respect to the shares to be offered for resale.

Response:  The Company does not intend to register shares held by affiliates for resale nor do the affiliates wish to resale their shares.

3. Please ensure you provide information in response to each applicable item of Form S-1, including Item 403 of Regulation S-K. The Item 403 table should also show the share ownership for the required holders, giving effect to the receipt of the shares in the registered spin-off.

Response:  The Company revised its S-1 to include the missing information pursuant to Item 403 of Regulation S-K. The following section was added:

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

The following table sets forth information, as of the date of this prospectus, relating to the beneficial ownership of our common stock by those persons known to us to beneficially own more than 5% of our capital stock, by our director and executive officer, and by all of our directors, proposed directors and executive officers as a group. The table reflects their ownership immediately following the spin-off. The mailing address for each of the executive officers and directors is c/o Nuvola, Inc., 8800 N. Gainey Dr., Suite 270, Scottsdale, Arizona 85258.

Security Ownership of Management
Name of Beneficial Owner	Number Of Shares Beneficially Owned(1)	Percent
Jeffrey I. Rassás(2)(3)	25,000	3.2%
Robertson J. Orr(4)	28,316	3.6%

All Directors and Officers as a Group	53,316	6.8%
(1)
In accordance with Rule 13d-3 of the Exchange Act, a person is deemed to be the beneficial owner, for purpose of this table, of any shares of common stock if he, she or it has voting or investment power with respect to such security. This includes shares (a) subject to options and warrants exercisable within sixty days, and (b)(1) owned by a spouse, (2) owned by other immediate family members, or (3) held in trust or held in retirement accounts or funds for the benefit of the named individuals, over which shares the person named in the table may possess voting and/or investment power.

(2)	Mr. Rassás serves as President, Secretary, Treasurer and Director of Nuvola.
(3)	Includes 25,000 shares of common stock held by Hayjour Family LP. Mr. Rassás is a general partner of Hayjour Family LP.
(4)	Mr. Orr serves as a Director of Nuvola.

Nuvola, Inc.
January 14, 2015
Page

Security Ownership of Certain Beneficial Owners
Name of Beneficial Owner	Number Of Shares(1)	Percent
Jim Burns & Lynn Burns JT TEN(2)	55,000	7.0%

All Principle Stockholders as a Group	55,000	7.0%
(1)
In accordance with Rule 13d-3 of the Exchange Act, a person is deemed to be the beneficial owner, for purpose of this table, of any shares of common stock if he, she or it has voting or investment power with respect to such security. This includes shares (a) subject to options and warrants exercisable within sixty days, and (b)(1) owned by a spouse, (2) owned by other immediate family members, or (3) held in trust or held in retirement accounts or funds for the benefit of the named individuals, over which shares the person named in the table may possess voting and/or investment power.

(2)	Jim Burns & Lynn Burns JT TEN maintain a mailing address at 146101 W. Meadow Lane, Maricopa, AZ 85139.

“Beneficial ownership” means the sole or shared power to vote or to direct the voting of, a security, or the sole or shared investment power with respect to a security (i.e., the power to dispose of or to direct the disposition of, a security). In addition, for purposes of this table, a person is deemed, as of any date, to have “beneficial ownership” of any security that such person has the right to acquire within 60 days from the date of this prospectus.

Registration Statement Cover Page

4. Please check the applicable box to indicate your filer status.

Response:  The Company checked the smaller reporting company box on the registration statement cover page.

Plan of Distribution, page 19

5. On page 20, you indicate that if a selling shareholder enters into an agreement with an underwriter that you will provide the relevant details in a prospectus supplement or a revision to the prospectus. If your amendment retains a selling shareholder component, tell us the basis for your belief that a material change to the plan of distribution, such as the change described above, could be effected other than by means of a post-effective amendment. See Item 512(a)(1)(iii) of Regulation S-K.

Response:  As part of revising the S-1 pursuant to comment 1 the Company deleted this entire section.

Nuvola, Inc.
January 14, 2015
Page

Certain Relationships and Related Transactions, page 35

6. We note your responses to prior comments 25 and 26 regarding your $135,000 loan to Bollente and your $73,000 loan from Bollente, respectively. Please file written summaries of these loan agreements as exhibits to the registration statement. For guidance, refer to Question 146.04 of our Regulation S-K Compliance and Disclosure Interpretations. Additionally, please tell us whether there is any material uncertainty regarding the enforceability of your loan arrangement to Bollente that is not documented in writing or material uncertainty regarding Bollente’s ability to repay the loan amount. If there is any material uncertainty, please consider adding a corresponding risk factor discussion.

Response:  The Company filed written summaries of these oral loan agreements. The Company does not feel there is any material uncertainty regarding the enforceability of their loan arrangement with Bollente that is not documented in writing or material uncertainty regarding Bollente’s ability to repay the loan amount.

7. The revisions made in response to prior comment 26 appear to indicate that the $13,000 loan you received from Bollente was repaid. Please ensure you disclose the amount of principal outstanding at the end of each period for which financial statements are presented and disclose the principal outstanding as of the latest practicable date. To the extent repayments were made, indicate the amount and the periods in which payments occurred.

Response:  The Company revised this section as follows:

Note Payables

In December 2013, the Company received a loan from Bollente totaling $13,000.  The loan has 0% interest, is unsecured and is due upon demand. We do not have a loan agreement but attached as Exhibit 99.1 is a written summary of this loan. As of September 30, 2014 and as of January 7, 2015, the principal amount owed to Bollente is $13,000.

As of June 30, 2014, the Company received another loan from Bollente totaling $73,000. The loan has 0% interest, is unsecured and is due upon demand. We do not have a loan agreement but attached as Exhibit 99.2 is a written summary of this loan. As of September 30, 2014 and as of January 7, 2015, the principal amount owed to Bollente is $73,000.

Note Receivable

As of June 30, 2014, we loaned $135,000 (of the $200,000 funds received from the convertible note investors) to Bollente to assist with short term financing. The loan amount is due upon demand, has 0% interest and is unsecured. We do not have a formal promissory note from Bollente but attached as Exhibit 99.3 is a written summary of this loan. As of September 30, 2014 and as of January 7, 20125, the principal amount owed to us is $135,000.

Nuvola, Inc.
January 14, 2015
Page

Directors, Executive Officers, Promoters and Control Persons

Duties, Responsibilities and Experience, page 36

8. Your response to prior comment 21 indicates that your directors’ significant business experiences provide your board with valuable business industry expertise. Please revise to include a discussion of the specific business experiences you are referencing and clarify what specific experience is valuable.

Response:  The Company has revised this section to add the following:

Mr. Rassás acquired technology and entrepreneurial experience from the positions he’s held and the industries he’s been involved in over the years. Because of Mr. Rassás’ technology and entrepreneurial experience, he provides our board with the valuable technology and entrepreneurial expertise that we feel is necessary to grow our business.

Because of Mr. Orr’s business experience which he’s acquired through his positions with bluemedia and Bollente, we feel he provides our board with valuable  experience that we feel is necessary to grow our business.

Jeffrey I. Rassás, page 36

9. With regard to your response to prior comment 22, please:

•
clarify which entity declared bankruptcy and whether Mr. Rassás was an officer or director of this entity when bankruptcy was declared or at any time within the two years prior to the bankruptcy petition date,

•	quantify the substantial return generated from the sale of AmberAlert and Pets911, explain how this amount was calculated and clarify who recognized it, and

•
provide support for the statements that Earth911.com was the nation’s leading environmental and sustainability resource, generated millions of visitors per year and was featured on Oprah several times.

Response:  The entity that owned the three internet portals (Earth911.com, Pets911.com and Amberalert.com, Engaging and Empowering Citizenship Inc., is the entity that declared bankruptcy.  Mr. Rassás was not an officer or director of that entity or associated with that entity in any manner when bankruptcy was declared or at any time prior to the bankruptcy petition date.

The Company revised this section as follows:

Jeffrey I. Rassás, has served as President, Secretary, Treasurer, and a Director of Nuvola, Inc. since inception on November 21, 2013. From December of 2011 to present, Mr. Rassás has served as CEO of Airware Labs, Corp., where he successfully developed and implemented a turnaround plan which included rebranding, launch and retail distribution of the patented Class 1 Medical Nasal Dilator Device. From 2006 to 2011, Mr. Rassás served as CEO and President of YouChange Holdings Corp., (publicly traded/YCNG) a development stage public company that Mr. Rassas merged later with his previous company, Infinity Resources Holdings Corp in 2012 changing it’s name to Quest Resources Holdings Corp (now publicly traded on NASDAQ/QRHC). Additionally, from 2006 to 2011, Mr. Rassás served as CEO and President of Global Alerts, holding company for Earth911.com and Pets911.com and Quest Recycling Services which was later named, Infinity Resources Holdings Corp.  Mr. Rassas with other investors acquired the following three internet portals; Earth911.com, Pets911.com and Amberalert.com from a bankruptcy sale of the company who owned the three internet portals. Mr. Rassas and the other investors sold off AmberAlert and Pets911 for a return and built a team to grow Earth911.com.

Involvement in Certain Legal Proceedings, page 37

10. We note your response to prior comment 23; however, it does not does appear that the text set forth under this heading conforms to Item 401(f) of Regulation S-K. For example, the text of Item 401(f)(1) varies from the language in your second bullet point. Please revise.

Response:  The Company revised this section as follows:

Involvement in Certain Legal Proceedings

During the past ten years, Mr. Rassás and Mr. Orr have not been the subject of the following events:

1.
A petition under the Federal bankruptcy laws or any state insolvency law was filed by or against, or a receiver, fiscal agent or similar officer was appointed by a court for the business or property of such person, or any partnership in which she was a general partner at or within two years before the time of such filing, or any corporation or business association of which she was an executive officer at or within two years before the time of such filing;

2.	Convicted in a criminal proceeding or is a named subject of a pending criminal proceeding (excluding traffic violations and other minor offenses);

3.
The subject of any order, judgment, or decree, not subsequently reversed, suspended or vacated, of any court of competent jurisdiction, permanently or temporarily enjoining her from, or otherwise limiting, the following activities;

i)
Acting as a futures commission merchant, introducing broker, commodity trading advisor, commodity pool operator, floor broker, leverage transaction merchant, any other person regulated by the Commodity Futures Trading Commission, or an associated person of any of the foregoing, or as an investment adviser, underwriter, broker or dealer in securities, or as an affiliated person, director or employee of any investment company, bank, savings and loan association or insurance company, or engaging in or continuing any conduct or practice in connection with such activity;

	ii)	Engaging in any type of business practice; or
	iii)	Engaging in any activity in connection with the purchase or sale of any security or commodity or in connection with any violation of Federal or State securities laws or Federal commodities laws;

Nuvola, Inc.
January 14, 2015
Page

4.
The subject of any order, judgment or decree, not subsequently reversed, suspended or vacated, of any Federal or State authority barring, suspending or otherwise limiting for more than 60 days the right of such person to engage in any activity described in paragraph 3.i in the preceding paragraph or to be associated with persons engaged in any such activity;

5.
Was found by a court of competent jurisdiction in a civil action or by the Commission to have violated any Federal or State securities law, and the judgment in such civil action or finding by the Commission has not been subsequently reversed, suspended, or vacated;

6.
Was found by a court of competent jurisdiction in a civil action or by the Commodity Futures Trading Commission to have violated any Federal commodities law, and the judgment in such civil action or finding by the Commodity Futures Trading Commission has not been subsequently reversed, suspended or vacated;

7.
Was the subject of, or a party to, any Federal or State judicial or administrative order, judgment, decree, or finding, not subsequently reversed, suspended or vacated, relating to an alleged violation of:

	i)	Any Federal or State securities or commodities law or regulation; or
ii)
Any law or regulation respecting financial institutions or insurance companies including, but not limited to, a temporary or permanent injunction, order of disgorgement or restitution, civil money penalty or temporary or permanent cease-and-desist order, or removal or prohibition order, or

	iii)	Any law or regulation prohibiting mail or wire fraud or fraud in connection with any business entity; or

8.
Was the subject of, or a party to, any sanction or order, not subsequently reversed, suspended or vacated, of any self-regulatory organization (as defined in Section 3(a)(26) of the Exchange Act (15 U.S.C. 78c(a)(26))), any registered entity (as defined in Section 1(a)(29) of the Commodity Exchange Act (7 U.S.C. 1(a)(29))), or any equivalent exchange, association, entity or organization that has disciplinary authority over its members or persons associated with a member.

Outside Back Cover Page, page 43

11. Please ensure your dealer prospectus delivery obligation complies with Item 502 of Regulation S-K and Securities Act Section 4(a)(3), as well as the structure of your offering. In this regard, it appears dealers will have a prospectus delivery obligation that continues beyond the offering completion date (i.e., beyond the day the spin-off is effected). Additionally, it does not appear that the second sentence is applicable in the context of this offering.

Response:  As part of revising the S-1 pursuant to comment 1 the Company deleted this entire section.

Nuvola, Inc.
January 14, 2015
Page

Part II: Information Not Required in Prospectus

Indemnification of Officers and Directors, page 44

12. Please revise your disclosure responsive to prior comment 29 to clarify the instances in which you may indemnify your officers and directors and the instances in which you must indemnify them. In this regard, Sections 1 and 2 of Article VI of your Bylaws appear to describe instances in which indemnification is permissive while Section 3 of Article VI describes an instance in which indemnification is mandatory.

Response:  The Company revised this section to add the following:

Our bylaws provide that in actions other than by the corporation we may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, except an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with the action, suit or proceeding if he acted in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, does not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and that, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

Our bylaws provide that in actions by the corporation we may indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses, including amounts paid in settlement and attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit if he acted in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation.  Indemnification may not be made for any claim, issue or matter as to which such a person has been adjudged by a court of competent jurisdiction, after exhaustion of all appeals therefrom, to be liable to the corporation or for amounts paid in settlement to the corporation, unless and only to the extent that the court in which the action or suit was brought or other court of competent jurisdiction determines upon application that in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnity for such expenses as the court deems proper.

Nuvola, Inc.
January 14, 2015
Page

Our bylaws provide that to the extent that a director, officer, employee or agent of the corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of our bylaws, or in defense of any claim, issue or matter therein, he must be indemnified by the corporation against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense.

Exhibit Index, page 49

13. It does not appear that Exhibit 10.5, your independent contractor agreement with Card a Client LLC, was filed. Please include this exhibit with your next amendment.

Response:  The Company included the independent contractor agreement with Card a Client LLC as Exhibit 10.4 in their amendment No. 1.

In connection with the response to your comments, Nuvola, Inc. acknowledges that:

•	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff Comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any additional questions, please do not hesitate to contact me at 619-704-1310.

/S/ Donald J. Stoecklein
Stoecklein Law Group, LLP